Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,379,088)	$ (432,313)	$ (953,936)	$ (2,531,228)	$ (18,420,733)	$ (19,799,821)
Adjustments to reconcile net loss to net cash used in operating activities:
Estimated fair value of contributed services	0	0	0	0	2,475,000	2,475,000
Gain on forgiveness of liabilities	0	0	(60,292)	(26,299)	(176,505)	(176,505)
Amortization of prepaid consulting fees	0	0	0	235,600	807,608	807,608
Depreciation	404	264	338	1,056	3,154	3,558
Loss from extinguishment of debt	1,006,087	0	0	0	0	1,006,087
Non-cash interest on notes payable	21,083	18,493	75,000	55,479	1,706,234	1,727,317
Stock-based compensation	118,504	68,820	192,153	680,195	2,128,816	2,247,320
Payments made on behalf of Company by related party	0	0	254,142	0	254,142	254,142
Changes in assets and liabilities:
Prepaid consulting costs	0	0	0	0	(140,000)	(140,000)
Prepaid expenses and other current assets	(48,976)	(1,574)	45,695	20,425	(14,797)	(63,773)
Accounts payable	38,096	87,184	144,980	(607,382)	308,526	346,622
Accrued Phase Three expenses	0	0	0	(231,762)	111,871	111,871
Accrued expenses and payroll liabilities	9,048	38,530	(9,240)	25,605	86,591	95,639
Deferred revenue	(100,000)	0	20,000	80,000	100,000	0
NET CASH USED IN OPERATING ACTIVITIES	(334,842)	(220,596)	(291,160)	(2,298,311)	(10,770,093)	(11,104,935)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of fixed assets	(14,607)	0	0	0	(3,154)	(17,761)
NET CASH USED IN INVESTING ACTIVITIES	(14,607)	0	0	0	(3,154)	(17,761)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable to stockholders	300,000	0	300,000	0	526,300	826,300
Proceeds received in connection with debt modification	50,000	0	0	0	0	50,000
Proceeds from issuance of preferred stock	0	0	100,000	0	100,000	100,000
Proceeds from notes payable	0	0	0	1,000,000	2,500,000	2,500,000
Cash advances from related party	0	0	27,537	0	27,537	27,537
Repayment of advances from related party	0	0	(281,679)	0	(281,679)	(281,679)
Capital contributions	0	0	0	0	168,707	168,707
Net proceeds from purchase of common stock and exercise of warrants and stock options	0	0	0	0	99,450	99,450
Proceeds from Private Placements	0	0	0	0	7,779,092	7,779,092
NET CASH PROVIDED BY FINANCING ACTIVITIES	350,000	0	145,858	1,000,000	10,919,407	11,269,407
NET CHANGE IN CASH AND CASH EQUIVALENTS	551	(220,596)	(145,302)	(1,298,311)	146,160	146,711
CASH AND CASH EQUIVALENTS BALANCES, beginning of period	146,160	291,462	291,462	1,589,773
CASH AND CASH EQUIVALENTS BALANCES, end of period	146,711	70,866	146,160	291,462	146,160	146,711
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of and adjustment to common stock and warrants to consulting firms for prepaid consulting fees	0	0	0	0	432,007	432,007
Conversion of related party accounts payable into common stock	56,087	0	0	0	0	56,087
Conversion of notes payable and accrued interest into common stock	1,142,603	0	0	0	1,530,177	2,672,780
Forgiveness of notes payable and accrued interest to stockholders	0	0	0	0	241,701	241,701
Conversion of advances to notes payable to stockholders	0	0	0	0	196,300	196,300
Accretion of preferred stock discount	0	0	(100,000)	0	(100,000)	100,000
Related party acquisition of Phase three liabilities	$ 0	$ 0	$ 56,087	$ 0	$ 56,087	$ 56,087